Description of Organization and Business Operations (Details) - USD ($)						9 Months Ended		12 Months Ended
	Dec. 31, 2022	Apr. 21, 2022	Mar. 17, 2022	Dec. 29, 2021	Mar. 04, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 27, 2023	Jun. 13, 2023	Apr. 26, 2023	Feb. 23, 2023
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share)						$ 0.6						$ 0.6
Warrants issued (in Shares)						22,625,000
Price of per warrants (in Dollars per share)	$ 10							$ 10
Gross proceeds									$ 8,250,000
Transaction costs						$ 16,392,714		16,392,714
Underwriting fees	$ 5,750,000					5,750,000		5,750,000
Deferred underwriting fees	10,062,500				$ 10,062,500	10,062,500		10,062,500
Other offering costs	580,214					580,214		580,214
Closing amount					$ 287,500,000	$ 1,120,000			287,500,000
Price of per units (in Dollars per share)					$ 10	$ 10		$ 10
Percentage of outstanding voting						50.00%
Net tangible assets	$ 5,000,001					$ 5,000,001		$ 5,000,001
Percentage of public shares						15.00%		15.00%
Percentage of redeemed public shares						100.00%		100.00%
Dissolution expenses						$ 100,000
Price per share (in Dollars per share)	$ 10					$ 10		$ 10
Amount drawn			$ 200,000			$ 2,180,000			149,992
Cash	$ 145,980					639,819		145,980	262,671
Cash held in Trust Account	290,737,917					46,049,915		290,737,917	287,523,634
Working capital deficit	2,687,921					8,131,808		2,687,921
Represented interest income	3,945,497					471,785		3,945,497
Withdraw interest income						$ 1,598,650	339,214	$ 731,214
Common stock exercised (in Shares)						24,304,187
Common stock, redemption price (in Dollars per share)						$ 10.17
Cash withdrawn from trust account						$ 247,259,068
Price of per public shares (in Dollars per share)						$ 10
Outstanding amount						$ 1,500,000
Aggregate principal amount											$ 700,000
Debt instrument outstanding amount										$ 1,200,000
Debt instrument future drawdown										800,000
Cash withdrawn from Trust Account						$ 247,259,068
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Percentage of net assets						80.00%		80.00%
Percentage of outstanding voting								50.00%
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Dissolution expenses	$ 100,000							$ 100,000
Fourth Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Bears interest						15.00%
IPO [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds					$ 287,500,000
IPO [Member] | Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)	28,750,000				28,750,000	28,750,000		28,750,000
Share price (in Dollars per share)					$ 10
Warrants issued (in Shares)								22,625,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Price of per warrants (in Dollars per share)						$ 10
Over-Allotment Option [Member] | Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)	3,750,000				3,750,000	3,750,000		3,750,000
Share price (in Dollars per share)					$ 10
Price of per warrants (in Dollars per share)	$ 10					$ 10		$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrants issued (in Shares)						8,250,000		8,250,000
Price of per warrants (in Dollars per share)	$ 1					$ 1		$ 1
Gross proceeds						$ 8,250,000		$ 8,250,000
Merger Agreement [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share)						$ 10
Net tangible assets						$ 5,000,001
Price per share (in Dollars per share)						$ 10
Conversion price (in Dollars per share)						$ 10
Base purchase price						$ 1,285,000,000
Shares issued, percentage						82.03125%
Transaction expenses						$ 100,000,000
Principal amount						1,760,000
Transaction expenses						30,000,000
Convertible Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Amount outstanding	$ 1,500,000							$ 1,500,000
Conversion price (in Dollars per share)	$ 1							$ 1
Convertible Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount				$ 1,500,000
Amount drawn		$ 550,000	200,000	750,000
Amount outstanding	$ 1,500,000							$ 1,500,000	$ 750,000
First Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Amount drawn		$ 550,000	$ 750,000
Outstanding amount						1,500,000
Principal amount						1
First Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount				$ 1,500,000
Outstanding amount	$ 1,500,000
Second Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount													$ 500,000
Amount drawn						640,000
Outstanding amount						500,000
Third Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Outstanding balance						1,120,000
Third Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations [Line Items]
Amount drawn						640,000
Amount to be funded						$ 160,000
Per public shares (in Dollars per share)						$ 0.04
Aggregate deposit						$ 1,120,000
Aggregate deposit per share (in Dollars per share)						$ 0.28
Fourth Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Amount to be funded											700,000
Aggregate principal amount											$ 2,000,000
Promissory Notes [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)						$ 10
Additional amount										$ 500,000
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Withdraw interest income						$ 2,329,864